                        SAFECO INTERMEDIATE-TERM TREASURY
                                      FUND



                             FILING TYPE:       24F-2NT
                             DESCRIPTION:       REGISTRATION OF SECURITIES BY
                                                CERTAIN INVESTMENT COMPANIES
                             FILING DATE:       DEC 24, 2003
                             PERIOD END:        SEP 26, 2003


                             PRIMARY EXCHANGE:  N/A
                             TICKER:            N/A


















         DATA PROVIDED BY EDGAR ONLINE, INC. (http://www.freeedgar.com)

  SAFECO TAXABLE BOND TRUST - 24F-2NT - REGISTRATION OF SECURITIES BY CERTAIN
                  INVESTMENT COMPANIES DATE FILED: 12/23/2003



                               TABLE OF CONTENTS

             TO JUMP TO A SECTION, DOUBLE-CLICK ON THE SECTION NAME.

                                     24F-2NT

Item 5(vii)(enter "0" if no fee is due)                                     2

APPENDIX I                  United States                  OMB Approval
                 Securities and Exchange Commission   OMB Number: 3235-0456
                        Washington, D.C. 20549        Expires: August 31, 2000
                                                      Estimated average burden
                                                      hours per response.....1
                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.





1. Name and address of issuer: SAFECO Taxable Bond Trust
                               4854 154th Place NE
                                Redmond, WA 98052



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes.): [] Safeco
Intermediate-Term US Treasury Fund

3. Investment Company Act File Number: 811-5574

    Securities Act File Number: 33-22132

4(a). Last day of fiscal year for which this Form is filed: 09/26/03

4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the Issuer's fiscal year). (See Instruction A.2)

Note: if the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.



5. Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during
         fiscal year pursuant to section 24(f):                     $17,177,318
   (ii) Aggregate price of securities redeemed or
         repurchased during the fiscal year:             $47,122,652
   (iii)Aggregate price of securities redeemed or
        repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission $0
   (iv) Total available redemption credits
        [add Items 5(ii) and 5(iii)]:                               $47,122,652
   (v)  Net sales - if Item 5(i) is greater than Item
        5(iv)[subtract Item 5(iv) from Item 5(i)]:

   (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv)


COPYRIGHT 2001 EDGAR ONLINE, INC. (VER 1.01/2.003)

        [subtract Item 5(iv) from Item 5(i)]:                      $(29,945,334)
(vii)Multiplier for determining registration
        fee (See instruction C.9):                                    x.0000809
  (viii)Registration fee due [multiply Item 5(v) by
        Item 5(vii)](enter "0" if no fee is due):                =        $0
                                                                   ============

6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:__0_____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:___0_____.

7. Interest due -- if the Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  +$_0__________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                           =$  0
                                                                   ============
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

               [ ] Wire Transfer
               [ ] Mail or other means



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ David H. Longhurst
                              David H. Longhurst, Vice President and Controller

Date _12/24/03__________________

  Please print the name and title of the signing officer below the signature.





                                       2